Provisions - Schedule of funding status of the defined benefit obligations, United Kingdom (Details) - UK - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Present value of the obligations	€ 8,898	€ 9,451	€ 8,982
Fair value of plan assets	9,400	10,208	10,152
Provisions - Provisions for pensions	(502)	(757)	(1,170)
Internal provisions for pensions	28	76	29
Net assets for pensions	€ (530)	€ (833)	€ (1,199)